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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment                [ ] Amendment Number :
                                                              -------
This Amendment (Check only one.):      [ ] is a restatement

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        BP Capital Management, L.P.
Address:     260 Preston Commons West
             8117 Preston Road
             Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
Title:    Managing Director
Phone:    (214) 265-4165

Signature, Place, and Date of Signing:

   /s/ Robert L. Stillwell          Dallas, TX            November 14, 2011
----------------------------     ----------------     ------------------------
        (Signature)               (City, State)                (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -----
Form 13F Information Table Entry Total: 16
                                        -----
Form 13F Information Table Value Total: 115,674 (thousands)
                                        -------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number     Name
---------     ---------------------    ------------------------------
   1          28-12876                 TBP Investments Management LLC

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ------------- --------- -------- ------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                    CLASS       CUSIP   (x1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE    SHARED   NONE
----------------------------  ------------- --------- -------- --------- ------ -------- ---------- -------- ----- --------- ------
BP PLC                        SPONSORED ADR 055622104   14,504   402,111   SH     N/A      DEFINED     1       0     402,111   0
CANADIAN NAT RES LTD          COM           136385101    5,452   186,272   SH     N/A      DEFINED     1       0     186,272   0
CHESAPEAKE ENERGY CORP        COM           165167107   14,565   570,055   SH     N/A      DEFINED     1       0     570,055   0
DAWSON GEOPHYSICAL CO         COM           239359102    5,784   245,297   SH     N/A      DEFINED     1       0     245,297   0
DEVON ENERGY CORP NEW         COM           25179M103    7,762   140,006   SH     N/A      DEFINED     1       0     140,006   0
EOG RES INC                   COM           26875P101    7,560   106,458   SH     N/A      DEFINED     1       0     106,458   0
EXXON MOBIL CORP              COM           30231G102    6,850    94,310   SH     N/A      DEFINED     1       0      94,310   0
GASTAR EXPL LTD               COM NEW       367299203    3,785 1,261,579   SH     N/A      DEFINED     1       0   1,261,579   0
HALLIBURTON CO                COM           406216101    3,861   126,522   SH     N/A      DEFINED     1       0     126,522   0
MCMORAN EXPLORATION CO        COM           582411104   10,885 1,096,134   SH     N/A      DEFINED     1       0   1,096,134   0
NATIONAL OILWELL VARCO INC    COM           637071101    9,192   179,462   SH     N/A      DEFINED     1       0     179,462   0
OCCIDENTAL PETE CORP DEL      COM           674599105    4,080    57,056   SH     N/A      DEFINED     1       0      57,056   0
SANDRIDGE ENERGY INC          COM           80007P307    6,569 1,181,417   SH     N/A      DEFINED     1       0   1,181,417   0
SCHLUMBERGER LTD              COM           806857108    3,041    50,913   SH     N/A      DEFINED     1       0      50,913   0
SUNCOR ENERGY INC NEW         COM           867224107    5,495   215,994   SH     N/A      DEFINED     1       0     215,994   0
WEATHERFORD INTERNATIONAL LT  REG SHS       H27013103    6,289   515,101   SH     N/A      DEFINED     1       0     515,101   0